                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       November, 2007
Payment Date                                                                                                12/17/2007
Transaction Month                                                                                                    6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,224,998,964.25              102,246              56.5 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  466,000,000.00             5.34852%            July 15, 2008
   Class A-2a Notes                                      $  300,000,000.00               5.420%           April 15, 2010
   Class A-2b Notes                                      $  287,596,000.00    one-month LIBOR+            April 15, 2010
   Class A-3a Notes                                      $  255,444,000.00               5.400%          August 15, 2011
   Class A-3b Notes                                      $  294,000,000.00    one-month LIBOR+           August 15, 2011
   Class A-4a Notes                                      $  144,330,000.00               5.470%            June 15, 2012
   Class A-4b Notes                                      $  145,000,000.00    one-month LIBOR+             June 15, 2012
   Class B Notes                                         $   59,759,000.00               5.600%         October 15, 2012
   Class C Notes                                         $   39,840,000.00               5.800%        February 15, 2013
   Class D Notes                                         $   39,839,000.00               7.050%        December 15, 2013
                                                         -----------------
   Total                                                 $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 6,833,695.14

PRINCIPAL:
   Principal Collections                                                                                  $36,990,353.49
   Prepayments in Full                                                                                    $16,934,418.35
   Liquidation Proceeds                                                                                   $ 1,119,763.90
   Recoveries                                                                                             $     7,035.37
                                                                                                          --------------
      SUB TOTAL                                                                                           $55,051,571.11
                                                                                                          --------------
COLLECTIONS                                                                                               $61,885,266.25

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   149,416.89
   Purchase Amounts Related to Interest                                                                   $       885.40
                                                                                                          --------------
      SUB TOTAL                                                                                           $   150,302.29

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2b                                                                        $         0.00
   Net Swap Receipt - Tranche A-3b                                                                        $         0.00
   Net Swap Receipt - Tranche A-4b                                                                        $         0.00
                                                                                                          --------------
AVAILABLE FUNDS                                                                                           $62,035,568.54

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       November, 2007
Payment Date                                                                                                12/17/2007
Transaction Month                                                                                                    6

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 62,035,568.54
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 62,035,568.54
Servicing Fee                               $    1,605,648.19   $ 1,605,648.19   $    0.00   $    0.00   $ 60,429,920.35
Net Swap Payment - Tranche A-2b             $      104,811.48   $   104,811.48   $    0.00   $    0.00   $ 60,325,108.87
Net Swap Payment - Tranche A-3b             $       97,018.69   $    97,018.69   $    0.00   $    0.00   $ 60,228,090.18
Net Swap Payment - Tranche A-4b             $       50,104.91   $    50,104.91   $    0.00   $    0.00   $ 60,177,985.27
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 60,177,985.27
Interest - Class A-1 Notes                  $      859,086.10   $   859,086.10   $    0.00   $    0.00   $ 59,318,899.17
Interest - Class A-2a Notes                 $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 57,963,899.17
Interest - Class A-2b Notes                 $    1,191,767.15   $ 1,191,767.15   $    0.00   $    0.00   $ 56,772,132.02
Interest - Class A-3a Notes                 $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 55,622,634.02
Interest - Class A-3b Notes                 $    1,223,531.31   $ 1,223,531.31   $    0.00   $    0.00   $ 54,399,102.71
Interest - Class A-4a Notes                 $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 53,741,198.46
Interest - Class A-4b Notes                 $      606,020.09   $   606,020.09   $    0.00   $    0.00   $ 53,135,178.37
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 53,135,178.37
Interest - Class B Notes                    $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 52,856,303.04
Second Priority Principal Payment           $            0.00   $         0.00   $    0.00   $    0.00   $ 52,856,303.04
Interest - Class C Notes                    $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 52,663,743.04
Third Priority Principal Payment            $   25,593,439.45   $25,593,439.45   $    0.00   $    0.00   $ 27,070,303.59
Interest - Class D Notes                    $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 26,836,249.46
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 26,836,249.46
Regular Principal Payment                   $  155,105,495.04   $26,836,249.46   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $62,035,568.54

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $         0.00
                                                                      Third Priority Principal Payment   $25,593,439.45
                                                                      Regular Principal Payment          $26,836,249.46
                                                                                                         --------------
                                                                      TOTAL                              $52,429,688.91

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                         ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                         --------------   -------------   -------------   --------------   --------------   --------------
Class A-1 Notes          $52,429,688.91   $      112.51   $  859,086.10   $         1.84   $53,288,775.01   $       114.35
Class A-2a Notes         $         0.00   $        0.00   $1,355,000.00   $         4.52   $ 1,355,000.00   $         4.52
Class A-2b Notes         $         0.00   $        0.00   $1,191,767.15   $         4.14   $ 1,191,767.15   $         4.14
Class A-3a Notes         $         0.00   $        0.00   $1,149,498.00   $         4.50   $ 1,149,498.00   $         4.50
Class A-3b Notes         $         0.00   $        0.00   $1,223,531.31   $         4.16   $ 1,223,531.31   $         4.16
Class A-4a Notes         $         0.00   $        0.00   $  657,904.25   $         4.56   $   657,904.25   $         4.56
Class A-4b Notes         $         0.00   $        0.00   $  606,020.09   $         4.18   $   606,020.09   $         4.18
Class B Notes            $         0.00   $        0.00   $  278,875.33   $         4.67   $   278,875.33   $         4.67
Class C Notes            $         0.00   $        0.00   $  192,560.00   $         4.83   $   192,560.00   $         4.83
Class D Notes            $         0.00   $        0.00   $  234,054.13   $         5.88   $   234,054.13   $         5.88
                         --------------                   -------------                    --------------
TOTAL                    $52,429,688.91                   $7,748,296.36                    $60,177,985.27

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       November, 2007
Payment Date                                                                                                12/17/2007
Transaction Month                                                                                                    6

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $  180,698,934.49       0.3877660   $  128,269,245.58     0.2752559
Class A-2a Notes                                     $  300,000,000.00       1.0000000   $  300,000,000.00     1.0000000
Class A-2b Notes                                     $  287,596,000.00       1.0000000   $  287,596,000.00     1.0000000
Class A-3a Notes                                     $  255,444,000.00       1.0000000   $  255,444,000.00     1.0000000
Class A-3b Notes                                     $  294,000,000.00       1.0000000   $  294,000,000.00     1.0000000
Class A-4a Notes                                     $  144,330,000.00       1.0000000   $  144,330,000.00     1.0000000
Class A-4b Notes                                     $  145,000,000.00       1.0000000   $  145,000,000.00     1.0000000
Class B Notes                                        $   59,759,000.00       1.0000000   $   59,759,000.00     1.0000000
Class C Notes                                        $   39,840,000.00       1.0000000   $   39,840,000.00     1.0000000
Class D Notes                                        $   39,839,000.00       1.0000000   $   39,839,000.00     1.0000000
                                                     -----------------       ---------   -----------------     ---------
TOTAL                                                $1,746,506,934.49       0.8595827   $1,694,077,245.58     0.8337782
POOL INFORMATION
   Weighted Average APR                                                          4.303%                            4.289%
   Weighted Average Remaining Term                                               52.35                             51.49
   Number of Receivables Outstanding                                            90,964                            89,437
   Pool Balance                                                      $1,926,777,826.95                 $1,870,708,807.12
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,730,218,534.55                 $1,681,074,495.04
   Pool Factor                                                               0.8659680                         0.8407684

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,124,994.82
Targeted Credit Enhancement Amount                                                                     $   18,707,088.07
Yield Supplement Overcollateralization Amount                                                          $  189,634,312.08
Targeted Overcollateralization Amount                                                                  $  197,216,405.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  176,631,561.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,124,994.82
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,124,994.82
Change in Reserve Account                                                                                          $0.00

Specified Reserve Balance                                                                              $   11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       November, 2007
Payment Date                                                                                                12/17/2007
Transaction Month                                                                                                    6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES       AMOUNT
                                                                                        ----------------   -------------
Realized Loss                                                                                        259   $  875,067.20
(Recoveries)                                                                                          23   $    7,035.37
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $  868,031.83
Cumulative Net Losses Last Collection                                                                      $2,294,941.15
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $3,162,972.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.54%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           1.14%               947   $21,258,738.14
61-90 Days Delinquent                                                           0.13%               104   $ 2,362,637.44
91-120 Days Delinquent                                                          0.03%                21   $   555,629.90
Over 120 Days Delinquent                                                        0.01%                13   $   259,967.78
                                                                                ----              -----   --------------
TOTAL DELINQUENT RECEIVABLES                                                    1.31%             1,085   $24,436,973.26

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 90   $ 2,000,695.22
Total Repossesed Inventory                                                                          127   $ 3,153,733.22

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.3869%
Preceding Collection Period                                                                                       0.7102%
Current Collection Period                                                                                         0.5486%
Three Month Average                                                                                               0.5486%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1293%
Preceding Collection Period                                                                                       0.1231%
Current Collection Period                                                                                         0.1543%
Three Month Average                                                                                               0.1356%